Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
Schedule of Carrying Value of Capital Lease Obligations to Related Parties

The Company’s carrying value of capital lease obligations to related parties consisted of the following (in thousands):

	June 30, 2019	December 31, 2018
Finance Lease Obligations with subsidiary of The Modern Group, Ltd	$5,574	$7,246
Less: Amounts due within one year	(5,089)	(3,879)

Total Finance Lease Obligations to Related Parties	$485	$3,367